Other payable (Tables)	12 Months Ended
Dec. 31, 2025
Other payable
Schedule of other payable
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Accrued expenses	5,913	5,817
Amount due to former VIE	16,047	15,374
Amount due to director	387	355
Other taxes payable	433	878
Total	22,780	22,424